SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate					21.00%	21.00%
State income tax rate, net of Federal tax benefit					4.00%	3.00%
Meals and entertainment					(0.10%)	(0.20%)
Valuation allowance					(25.00%)	(23.80%)
Naked credit					(0.10%)	(0.10%)
Discontinued operations allocation					0.00%	0.20%
Effective tax rate	16.90%	0.20%	5.80%	0.20%	(0.20%)	0.10%